Employees - Summary of Average Employee Numbers (Parenthetical) (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number And Average Number Of Employees [Abstract]
Average employee numbers seconded to joint ventures and associates	3,000	3,000	4,000